Employee Benefits - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (31)	$ (74)	$ (77)
Interest expense	(2)	(4)	(7)
Changes excluding amounts included in interest expense	1	47	9
Irrecoverable surplus impact at 31 December	$ (32)	$ (31)	$ (74)